Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of theoretical tax expense [Abstract]
Loss before taxes on income, as reported in the statement of profit or loss, percentage	100.00%	100.00%	100.00%
Loss before taxes on income, as reported in the statement of profit or loss	$ 8,091	$ 12,975	$ 11,747
Theoretical tax saving on this profit or loss, percentage	(23.00%)	(23.00%)	(23.00%)
Theoretical tax saving on this profit or loss	$ (1,861)	$ (2,984)	$ (2,702)
Increase in taxes resulting from permanent differences - non-deductible expenses, percentage	1.10%	8.00%	4.50%
Increase in taxes resulting from permanent differences - non-deductible expenses	$ 86	$ 1,039	$ 524
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized, percentage	18.90%	15.20%	18.60%
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	$ 1,529	$ 1,968	$ 2,184
Tax expenses, percentage	(3.04%)	0.18%	0.05%
Tax expenses	$ (246)	$ 23	$ 6